Segment Information - Schedule of Single Operating Segment (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Schedule of Single Operating Segment [Abstract]
Revenues	$ 16,155,124	$ 18,612,534	$ 17,123,778
Less:
Cost of revenue	(13,937,499)	(16,164,339)	(14,949,256)
Depreciation expense	(287,476)	(273,956)	(115,810)
Legal and professional fee	(232,081)
Payroll expense	(498,422)	(462,693)	(660,933)
Sundry expenses	(75,967)	(156,623)	(56,463)
Auditor’s remuneration	(216,114)	(493,960)	(4,921)
Entertainment	(137,103)	(135,379)	(126,034)
Rental, rates and building management expenses	(39,246)	(57,846)	(210,384)
Travelling	(189,659)	(104,926)	(85,296)
Staff salary	(212,611)	(194,607)
Transportation	(43,974)	(47,743)	(60,101)
Other selling and distribution expenses	(11,726)	(10,270)	(1,848)
Interest income	116,127	91,214	256,134
Interest expenses	(44,143)	(60,694)	(35,690)
Income tax expenses	(173,823)	(52,755)	(144,647)
Net income	$ 171,407	$ 487,957	$ 928,529